UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
        Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/04

Date of reporting period: 12/01/03 - 11/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        U.S. Treasury Money Fund

Annual Report
November 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch U.S. Treasury Money Fund

Important Tax Information

Of the ordinary income distributions paid by Merrill Lynch U.S. Treasury Money Fund during the year ended November 30, 2004, 99.60% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund was invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund paid a long-term capital gain distribution of $.000028 per share to shareholders of record on November 30, 2004.

Please retain this information for your records.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, several topics weighed heavily on investors' minds. Among them were questions about economic growth, corporate earnings, interest rates and inflation, politics, the price of oil and terrorism -- all issues that are worth addressing here.

While the pace of economic expansion slowed somewhat between the first and second quarters of 2004, gross domestic product reaccelerated in the third quarter and is expected to approach 4% for the year. The generally favorable economic environment has benefited American corporations, which continued to post strong earnings. Although the extraordinary results seen in 2004 are likely to moderate in 2005, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board has signaled its confidence in the economic recovery by increasing the Federal Funds target rate five times since June 2004, from 1% to 2.25% as of the December 14 Federal Open Market Committee meeting. Inflation, for its part, has remained fairly subdued.

While the re-election of President Bush was generally viewed as business-friendly, the rising price of oil continued to be a concern for consumers and corporations. Although the price of oil has exceeded $50 per barrel recently, the situation is far from the crisis proportions we saw in the 1980s. Lastly, but importantly, terrorism and geopolitical tensions are unwelcome realities we are forced to live with today. Historically, however, the financial effects of any single event tend to be short-lived.

Amid the ambiguities, fixed income markets provided positive results. The Lehman Brothers Aggregate Bond Index, for example, returned +4.44% for the 12-month period and +3.82% for the six-month period ended November 30, 2004. The 10-year Treasury yield was essentially unchanged year-over-year, while the three-month Treasury ended the period at 2.23%, up from 1.08% six months ago and .93% 12 months ago.

The key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

Finally, after 35 years in the asset management business, it is with great satisfaction and some nostalgia that I embark on my retirement, effective January 1, 2005. The industry has evolved significantly over the past three and a half decades, and I am privileged to have been a part of it. I wish you continued success as you pursue your investment goals and, as always, I thank you for allowing Merrill Lynch Investment Managers to be a part of your financial life.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004      3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      With interest rates on the rise, we ended the period with a cautious approach to longer-dated securities and a solid liquidity base, allowing us the flexibility to re-enter the market at the most attractive levels.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended November 30, 2004, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of .53%. For the six-month period ended November 30, 2004, the Fund paid shareholders a net annualized dividend of .73%. The Fund's seven-day yield as of November 30, 2004 was 1.23%.

The Fund's average portfolio maturity at November 30, 2004 was 58 days. This compared to 69 days at May 31, 2004 and 65 days at November 30, 2003.

We employed a barbell strategy throughout the past year. That is, we emphasized the very front end of the market for liquidity and looked to longer-dated securities for yield enhancement and price appreciation. Overall, the Fund delivered above-average results relative to its peers. This was a direct result of managing the portfolio's average life and longer-dated holdings.

For the most part, the interest rate environment took its cue from the economy. While economic growth had been favorable for some time, the labor market had been stubbornly weak. With the consumer accounting for the majority of gross domestic product (GDP), an improvement in employment would be essential to sustainable above-trend economic growth. Until such time, the Federal Reserve Board (the Fed) seemed apt to keep interest rates at their historic lows.

The employment picture began to show its first signs of revival in April 2004 with the release of a surprisingly robust payroll report for the month of March. Similarly strong jobs reports followed for the months of April and May, and investors began to anticipate a Fed tightening. On June 30, the Fed raised the target for the Federal Funds rate from 1% to 1.25%. The 25 basis point (.25%) hike was followed by three more in August, September and November, bringing the target rate to 2% by period-end. (The Fed raised the target rate once more after the close of the period, bringing it to 2.25% as of December 14.)

Despite the Fed's apparent confidence in the U.S. economy, the strength of the economic recovery began to come into question in the summer. GDP, which grew at an annualized rate of 4.5% in the first quarter, slowed to 3.3% in the second quarter before rising back to an estimated 3.9% in the third quarter. With the re-election of President Bush in November, one of the major uncertainties facing the economy was removed. Although fluctuations in month-to-month job reports suggest that the labor market has yet to stabilize, the consumer sector of the economy remains strong, even in the face of recently high energy prices.

Against this backdrop, yields were volatile as investors sought to interpret economic data and anticipate Fed moves. The two-year Treasury note started the year with a yield of 2.06% and ended it at 3.02%. Yields on the three-month Treasury bill jumped from .93% at the beginning of the year to 2.23% at November 30, 2004.

Issuance of Treasury securities increased during the period, primarily due to deficit spending and the mounting costs associated with the war in Iraq. Supply continued to favor the longer end, thus creating a steeper yield curve past the one-year sector. Notably, however, continued foreign interest in holding U.S. assets meant that investors readily accepted the increased supply. Issuance of Treasury bills had been more reserved, which allowed the front end of the yield curve to remain relatively flat to financing levels.

How did you manage the Fund during the year?

The Fund's average portfolio maturity remained in the 55-day to 65-day range for much of the year, but reached a high of 70 days and a low of 48 days. We continued to employ a barbell strategy, essentially purchasing one-month Treasury bills for liquidity and six-month bills for incremental yield and price appreciation. Our emphasis at each end of the barbell shifted moderately throughout the period, driven by market dynamics, changing yields and our assessment of good relative value.


4       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Early in 2004, as the spread between three-month and six-month bills compressed, we concentrated more on the three-month sector. Essentially, we were not achieving any greater yield by extending further out, so we emphasized three-month issues while monitoring the monthly economic and employment data for signals of an interest rate increase. As interest rates backed up with the March employment news, we added some longer positions in six-month issues to capture the additional yield. The Fed still seemed content to hold interest rates at historic lows at this point; therefore, we were comfortable extending a bit further out. In late May, as it became apparent that the Fed would begin a tightening program, we began to shift our focus to the one-month to three-month sectors. As investors questioned the size and the pace of the interest rate increases, it seemed prudent to avoid locking into longer maturities, particularly if there was no significant yield to be gained.

In the late summer months, our analyses began to reveal that the six-month sector offered the best opportunity for yield enhancement and price appreciation. We added securities in this area when they became available, and also continued to purchase three-month bills. In September, we opted to take advantage of government-issued cash management bills. These have shorter maturities than one-month bills, and tend to trade 10 to 15 basis points cheaper. During October, rather than buying one-month bills, we purchased Treasury notes maturing in November 2004, which offered significantly higher yields.

Most recently, we began to target maturities in January and February, carefully avoiding issues maturing in December. Traditionally, the Fund experiences heavy cash inflows in December, as investors shift their assets into Treasury funds for year-end tax advantages. Much of this money is generally redeemed in January. Thus, we place maturities in January or later to generate additional yield as well as to meet the seasonal redemptions.

With the Fed embarking on a measured yet still somewhat uncertain tightening cycle, we adopted a cautious approach to longer securities. We were not comfortable locking into the longer maturities, particularly in the second half of the fiscal year. Nevertheless, we continue to evaluate the longer-dated sectors for opportunities to pick up additional yield.

How would you characterize the Fund's position at the close of the period?

We maintained adequate liquidity at period-end, which we believe allows us the flexibility to extend at higher levels as opportunities present themselves.

The Fund's portfolio composition as a percent of net assets at the end of November and as of our last report to shareholders is detailed below:

-------------------------------------------------------------------------------
                                                          11/30/04      5/31/04
-------------------------------------------------------------------------------
U.S. Treasury Bills ...............................          97.5%         96.8%
U.S. Treasury Notes ...............................           1.6           3.8
Other Assets Less Liabilities .....................           0.9            --
Liabilities in Excess of Other Assets .............            --          (0.6)
                                                            -------------------
Total .............................................         100.0%        100.0%
                                                            ===================

Looking ahead, we believe the Fed is likely to continue raising interest rates at a slow and steady pace. If investors overreact by increasing market rates ahead of the Fed, we will take the opportunity to re-enter the market. Having said that, we intend to maintain a high liquidity base given investor needs in a rising interest rate environment. Finally, although we do not anticipate a dramatic change in the level of Treasury issuance for the near term, we will take advantage of any technical aberrations in the yield curve. As always, we continue to monitor the economy and interest rates, and will remain ready to adjust our strategy as market dynamics dictate.

Cindy V. Macaulay
Vice President and Portfolio Manager

December 15, 2004


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004      5

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2004 and held through November 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds:

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                    Beginning            Ending           During the Period*
                                                  Account Value       Account Value        June 1, 2004 to
                                                  June 1, 2004      November 30, 2004     November 30, 2004
============================================================================================================
Actual
============================================================================================================
ML U.S. Treasury Money Fund                          $1,000             $1,005.30             $    3.47
------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
============================================================================================================
ML U.S. Treasury Money Fund                          $1,000             $1,021.61             $    3.50
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Schedule of Investments                                           (in Thousands)

                                                            Face                 Interest               Maturity
Issue                                                      Amount                  Rate*                  Date             Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills--97.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                        $2,587              1.655 - 1.823%           12/02/2004        $ 2,587
                                                            9,953              1.635 - 1.91             12/09/2004          9,949
                                                            2,196               1.63 - 1.913            12/16/2004          2,194
                                                            3,000                      1.955            12/23/2004          2,996
                                                               58                      1.906             1/06/2005             58
                                                            4,049              1.711 - 1.925             1/13/2005          4,040
                                                            1,000                      1.885             1/20/2005            997
                                                            4,083              1.785 - 2.00              1/27/2005          4,071
                                                            4,720              1.723 - 2.05              2/03/2005          4,703
                                                            3,716               1.69 - 2.054             2/10/2005          3,700
                                                            1,731              1.722 - 2.133             2/17/2005          1,723
                                                            7,087              1.765 - 2.162             2/24/2005          7,051
                                                              500                      1.913             3/03/2005            497
                                                              193                      1.96              3/24/2005            192
                                                            4,000               1.94 - 1.95              3/31/2005          3,971
                                                              370               1.96 - 1.983             4/07/2005            367
                                                              383                      2.032             4/21/2005            380
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost--$49,486) ............................................................................     49,476
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes--1.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                           250                      1.125             6/30/2005            248
                                                              300                      1.625            10/31/2005            297
                                                              270                      1.50              3/31/2006            266
---------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost--$818) ...............................................................................        811
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$50,304**)--99.1% ...........................................................................     50,287

Other Assets Less Liabilities--0.9% ..................................................................................        445
                                                                                                                          -------
Net Assets--100.0% ...................................................................................................    $50,732
                                                                                                                          =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost ..................................                $ 50,304
                                                                       ========
      Gross unrealized appreciation ...................                $     --+
      Gross unrealized depreciation ...................                     (17)
                                                                       --------
      Net unrealized depreciation .....................                $    (17)
                                                                       ========
      +     Amount is less than $1,000.

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004      7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of November 30, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (identified
                        cost--$50,303,797) ...............................................                      $  50,287,409
                       Cash ..............................................................                             22,156
                       Receivables:
                          Beneficial interest sold .......................................    $     504,824
                          Interest .......................................................            2,284           507,108
                                                                                              -------------
                       Prepaid expenses and other assets .................................                             24,388
                                                                                                                -------------
                       Total assets ......................................................                         50,841,061
                                                                                                                -------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ....................................................           34,724
                          Beneficial interest redeemed ...................................           29,547
                          Other affiliates ...............................................            2,871
                          Investment adviser .............................................              412            67,554
                                                                                              -------------
                       Accrued expenses ..................................................                             41,993
                                                                                                                -------------
                       Total liabilities .................................................                            109,547
                                                                                                                -------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net Assets ........................................................                      $  50,731,514
                                                                                                                =============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited number
                        of shares authorized .............................................                      $   5,074,790
                       Paid-in capital in excess of par ..................................                         45,673,112
                       Unrealized depreciation--net ......................................                            (16,388)
                                                                                                                -------------
                       Net assets--Equivalent to $1.00 per share based on 50,747,902
                        shares of beneficial interest outstanding ........................                      $  50,731,514
                                                                                                                =============

      See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Statement of Operations

For the Year Ended November 30, 2004
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ..........                      $     707,067
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..........................................    $     302,865
                       Distribution fees .................................................           75,334
                       Professional fees .................................................           59,267
                       Trustees' fees and expenses .......................................           47,168
                       Accounting services ...............................................           32,437
                       Registration fees .................................................           32,063
                       Printing and shareholder reports ..................................           23,302
                       Transfer agent fees ...............................................           17,271
                       Custodian fees ....................................................            8,076
                       Pricing fees ......................................................            1,069
                       Other .............................................................           17,993
                                                                                              -------------
                       Total expenses before waiver ......................................          616,845
                       Waiver of expenses ................................................         (212,006)
                                                                                              -------------
                       Total expenses after waiver .......................................                            404,839
                                                                                                                -------------
                       Investment income--net ............................................                            302,228
                                                                                                                -------------
=============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .................................                              4,244
                       Change in unrealized appreciation/depreciation on investments--net                             (26,391)
                                                                                                                -------------
                       Total realized and unrealized loss--net ...........................                            (22,147)
                                                                                                                -------------
                       Net Increase in Net Assets Resulting from Operations ..............                      $     280,081
                                                                                                                =============

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004      9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                                     For the Year Ended
                                                                                                        November 30,
                                                                                              -------------------------------
Increase (Decrease) in Net Assets:                                                                 2004              2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $     302,228     $     447,490
                       Realized gain--net ................................................            4,244             7,047
                       Change in unrealized appreciation/depreciation--net ...............          (26,391)          (17,800)
                                                                                              -------------------------------
                       Net increase in net assets resulting from operations ..............          280,081           436,737
                                                                                              -------------------------------
=============================================================================================================================
Dividends &Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................         (302,228)         (447,490)
                       Realized gain--net ................................................           (4,244)           (7,047)
                                                                                              -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ....................................         (306,472)         (454,537)
                                                                                              -------------------------------
=============================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares ..................................       87,871,963       108,581,150
                       Value of shares issued to shareholders in reinvestment of dividends
                        and distributions ................................................          306,505           454,497
                                                                                              -------------------------------
                                                                                                 88,178,468       109,035,647
                       Cost of shares redeemed ...........................................     (102,430,387)     (122,950,631)
                                                                                              -------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions .....................................................      (14,251,919)      (13,914,984)
                                                                                              -------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ......................................      (14,278,310)      (13,932,784)
                       Beginning of year .................................................       65,009,824        78,942,608
                                                                                              -------------------------------
                       End of year .......................................................    $  50,731,514     $  65,009,824
                                                                                              ===============================

      See Notes to Financial Statements.


10      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                              For the Year Ended November 30,
                                                                   ----------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2004          2003          2002          2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ----------------------------------------------------------------
                       Investment income--net .................       .0052         .0053         .0118         .0336         .0469
                       Realized and unrealized gain (loss)--net      (.0004)       (.0001)       (.0004)        .0023         .0005
                                                                   ----------------------------------------------------------------
                       Total from investment operations .......       .0048         .0052         .0114         .0359         .0474
                                                                   ----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............      (.0052)       (.0053)       (.0118)       (.0336)       (.0469)
                          Realized gain--net ..................      (.0001)       (.0001)       (.0001)       (.0011)       (.0001)
                                                                   ----------------------------------------------------------------
                       Total dividends and distributions ......      (.0053)       (.0054)       (.0119)       (.0347)       (.0470)
                                                                   ----------------------------------------------------------------
                       Net asset value, end of year ...........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ================================================================
                       Total investment return* ...............         .53%          .54%         1.20%         3.75%         4.80%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver ................         .67%          .61%          .66%          .80%         1.08%
                                                                   ================================================================
                       Expenses ...............................        1.02%          .96%         1.01%         1.15%         1.43%
                                                                   ================================================================
                       Investment income and realized gain--net         .50%          .57%         1.20%         3.65%         4.68%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) .    $ 50,732      $ 65,010      $ 78,943      $ 59,435      $ 34,264
                                                                   ================================================================

* The Fund's Investment Adviser waived a portion of its management fee. Without such a waiver, the Fund's performance would have been lower.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004     11

[LOGO] Merrill Lynch Investment Managers value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund. MLIM has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the year ended November 30, 2004, MLIM earned fees of $302,865, of which $212,006 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. This fee is to compensate FAMD for the services it provides and the expenses borne by FAMD under the Distribution Agreement. As authorized by the Plan, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion and marketing of the shares of the Fund. For the year ended November 30, 2004, FAMD earned $75,334 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collat-


12      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Notes to Financial Statements (concluded)

eral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended November 30, 2004, the Fund reimbursed MLIM $1,250 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                     11/30/2004       11/30/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income ...........................         $305,043         $454,537
   Net long-term capital gains ...............            1,429               --
                                                       -------------------------
Total taxable distributions ..................         $306,472         $454,537
--------------------------------------------------------------------------------

As of November 30, 2004, there were no significant differences between the book and tax components of net assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch U.S. Treasury Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
January 7, 2005


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004     13

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President and Chairman of the Merrill Lynch           124 Funds       None
Glenn*      Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset         157 Portfolios
            08543-9011     Trustee               Management, L.P. ("FAM")-advised funds since
            Age: 64                              1999; Chairman (Americas Region) of MLIM from
                                                 2000 to 2002; Executive Vice President of MLIM
                                                 and FAM (which terms as used herein include
                                                 their corporate predecessors) from 1983 to 2002;
                                                 President of FAM Distributors, Inc. ("FAMD") from
                                                 1986 to 2002 and Director thereof from 1991 to
                                                 2002; Executive Vice President and Director of
                                                 Princeton Services, Inc. ("Princeton Services")
                                                 from 1993 to 2002; President of Princeton
                                                 Administrators, L.P. from 1989 to 2002; Director of
                                                 Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton Partnership, Limited    23 Funds        ITC Delta-
Burton      Princeton, NJ               present  Partnership (an Investment Partnership) since 1979;   36 Portfolios   Com, Inc.,
            08543-9095                           Managing General Partner of The South Atlantic                        Knology,
            Age: 60                              Venture Funds since 1983; Member of the                               Inc.,
                                                 Investment Advisory Committee of the Florida                          Symbion, Inc.
                                                 State Board of Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer   P.O. Box 9095  Trustee      1991 to  James R. Williston Professor of Investment            24 Funds        Cambridge
Crum        Princeton, NJ               present  Management Emeritus, Harvard Business School          37 Portfolios   Bancorp
            08543-9095                           since 1996; James R. Williston Professor of
            Age: 72                              Investment Management, Harvard Business
                                                 School from 1971 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      1999 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ               present  School of Business, Columbia University since         36 Portfolios
Hodrick     08543-9095                           1998; Associate Professor of Finance and
            Age: 42                              Economics, Graduate School of Business,
                                                 Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to  Consultant with Putnam Investments since 1998         23 Funds        None
Walsh       Princeton, NJ               present  and employed in various capacities therewith from     36 Portfolios
            08543-9095                           1973 to 1992; Director, The National Audubon
            Age: 63                              Society since 1998; Director, The American
                                                 Museum of Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      1998 to  Managing Director of FGW Advisors, Inc. since 1997;   23 Funds        Watson
Weiss       Princeton, NJ               present  Vice President, Planning, Investment and Devel-       36 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 63                              Director of the Michael J. Fox Foundation for                         Inc.
                                                 Parkinson's Research since 2000; Director of BTG
                                                 International PLC (a global technology
                                                 commercialization company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


14      MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004

Officers and Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         Vice       First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    President  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          1993 to    since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM
            Age: 44        Treasurer    present;   from 1990 to 1997; Director of MLIM Taxation since 1990.
                                        Treasurer
                                        1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kevin J.    P.O. Box 9011  Senior       1997 to    Managing Director of MLIM since 2000; Director (Global Fixed Income) of MLIM from
McKenna     Princeton, NJ  Vice         present    1997 to 2000.
            08543-9011     President
            Age: 47
------------------------------------------------------------------------------------------------------------------------------------
Cindy V.    P.O. Box 9011  Vice         2002 to    Vice President of MLIM since 1998.
Macaulay    Princeton, NJ  President    present
            08543-9011
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to    Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present    and Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer                 Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                                Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                   Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                   Officer at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present    2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Trustee and M. Colyer Crum, Trustee of Merrill Lynch U.S. Treasury Money Fund will retire. The Fund's Board of Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. will become Executive Vice President of the Fund.
--------------------------------------------------------------------------------


        MERRILL LYNCH U.S. TREASURY MONEY FUND          NOVEMBER 30, 2004     15

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                 #13966 -- 11/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) John F. O'Brien (as of November 22, 2004), (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending November 30, 2004 - $22,000
                                  Fiscal Year Ending November 30, 2003 - $22,000

         (b) Audit-Related Fees - Fiscal Year Ending November 30, 2004 - $0
                                  Fiscal Year Ending November 30, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending November 30, 2004 - $5,800
                                  Fiscal Year Ending November 30, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending November 30, 2004 - $0
                                  Fiscal Year Ending November 30, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending November 30, 2004 - $12,448,225
             Fiscal Year Ending November 30, 2003 - $18,947,106

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch U.S. Treasury Money Fund


        By: /s/ Robert C. Doll, Jr.
            -----------------------------------
            Robert C. Doll, Jr.,
            President of
            Merrill Lynch U.S. Treasury Money Fund

        Date: January 13, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Robert C. Doll, Jr.
            -----------------------------------
            Robert C. Doll, Jr.,
            President of
            Merrill Lynch U.S. Treasury Money Fund

        Date: January 13, 2005

        By: /s/ Donald C. Burke
            -----------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch U.S. Treasury Money Fund

        Date: January 13, 2005